Plant, Equipment and Mining Properties (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 25, 2025	Jun. 30, 2026	Dec. 31, 2025
Plant, Equipment and Mining Properties
Assets under construction		$ 5,047	$ 5,019
Property plant equipment, write down		18	514
Property plant equipment, net carrying amount		$ 10,758	$ 9,162
Consideration	$ 13,250
Payment deferred	$ 8,750
Interest rate	7.47%